Note 18 - Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Comprehensive Income (Loss) Note [Text Block]
18.	ACCUMULATED OTHER COMPREHENSIVE INCOME

The following table presents the changes in accumulated other comprehensive income (loss) by component net of tax for years ended December 31:

Unrealized gains on available for sale securities (a)
Balance as of December 31, 2012	$5,391
Other comprehensive loss before reclassification	(7,621)
Amount reclassified from accumulated other comprehensive loss	(7)
Period change	(7,628)
Balance at December 31, 2013	$(2,237)

(a)	All amounts are net of tax. Amounts in parentheses indicate debits.

The following tables present significant amounts reclassified out of each component of accumulated other comprehensive income (loss):

	Amount Reclassified from Accumulated Other Comprehensive Income (Loss) (a) For December 31,	Affected Line Item in the Statement Where Net Income is
Details about other comprehensive income	2013	Presented
Unrealized gains (losses) on available for sale securities
	$(11)	Investment securities gains, net
	4	Income taxes
	$(7)	Net of tax

(a)	Amounts in parentheses indicate debits to net income